CONSOLIDATED STATEMENTS OF INCOME (LOSS) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues		$ 3,728	$ 4,142	$ 3,967
Other income		194	429	584
Direct operating costs	[1]	(1,495)	(1,767)	(1,466)
Management service costs		(110)	(106)	(88)
Interest expense		(1,672)	(1,667)	(1,258)
Share of loss from equity-accounted investments		(8)	(24)	(8)
Foreign exchange and financial instruments gain		91	238	159
Depreciation		(1,240)	(1,262)	(1,342)
Other		(183)	(76)	(61)
Remeasurement of interests held in BRHC by the partnership		(813)	58	0
Remeasurement of BEPC exchangeable and class A.2 exchangeable shares		(848)	61	0
Remeasurement of exchangeable and class B shares of BRHC		0	574	(106)
Income tax (expense) recovery
Current		(119)	(100)	(113)
Deferred		132	(67)	40
Total income tax recovery		13	(167)	(73)
Net (loss) income		(2,343)	433	308
Net (loss) income attributable to:
The partnership		(2,344)	236	(181)
Non-controlling interests
Revenues		2,216	2,435	2,360
Other income		23	160	451
Direct operating costs		(806)	(1,052)	(875)
Management service costs		0	0	0
Income tax (expense) recovery
Current		(93)	(69)	(87)
Participating non-controlling interests – in operating subsidiaries
Income tax (expense) recovery
Net (loss) income		1	193	481
Net (loss) income attributable to:
Net income allocated to participating non-controlling interests – in a holding subsidiary held by the partnership			193	481
Participating non-controlling interests – in a holding subsidiary held by the partnership
Income tax (expense) recovery
Net (loss) income		0	4	8
Net (loss) income attributable to:
Net income allocated to participating non-controlling interests – in a holding subsidiary held by the partnership		$ 0	$ 4	$ 8

[1]	Direct operating costs exclude depreciation expense disclosed below.